STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Stock Options Tables
Weighted average exercise price, and the weighted average remaining contractual life
	Options outstanding
	Number	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding December 31, 2014	5,829,500	4.39	3.92
Expired	(787,500)	5.07
Granted	1,515,000	1.15
Cancelled	(37,500)	6.47
Outstanding December 31, 2015	6,519,500	4.43	4.28
Expired	(859,500)	2.99
Outstanding December 31, 2016	5,660,000	1.74	8.37
Expired	-	-	-
Cancelled	-	-	-
Granted	50,000	2.93	9.03
Outstanding December 31, 2017	5,710,000	$1.75	7.39
Options exercisable	5,710,000	$1.75	7.39

Fair value of the options granted
Description	2017		2016	2015
Share price	$2.93		$-	$5.24
Exercise price	$2.93		$-	$5.24
Risk-free interest rate	2.38%		-%	1.41%
Expected volatility	108.14%		-%	58.99%
Expected option life in years	10	Yrs.	-	5	Yrs.
Expected dividend yield	-		-	-